PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT

17.	PROPERTY, PLANT AND EQUIPMENT

	2021			2020
	Historical cost	Accumulated depreciation	Net value	Historical cost	Accumulated depreciation	Net value
In service
Land	246	(26)	220	247	(23)	224
Reservoirs, dams and watercourses	3,296	(2,352)	944	3,300	(2,280)	1,020
Buildings, works and improvements	1,086	(838)	248	1,100	(836)	264
Machinery and equipment	2,673	(1,976)	697	2,647	(1,930)	717
Vehicles	20	(19)	1	21	(19)	2
Furniture and utensils	14	(11)	3	14	(11)	3
	7,335	(5,222)	2,113	7,329	(5,099)	2,230

In progress	306	—	306	177	—	177
Net property, plant and equipment	7,641	(5,222)	2,419	7,506	(5,099)	2,407

Changes in PP&E are as follows:

	2020	Additions	Disposals	Depreciation	Reversal of provision (2)	Transfers / capitalizations	2021
In service
Land (1)	224	—	(1)	(3)	—	—	220
Reservoirs, dams and watercourses	1,020	—	—	(81)	—	5	944
Buildings, works and improvements	264	—	—	(17)	—	1	248
Machinery and equipment	717	—	(14)	(69)	—	63	697
Vehicles	2	—	—	(1)	—	—	1
Furniture and utensils	3	—	—	—	—	—	3
	2,230	—	(15)	(171)	—	69	2,113
In progress	177	182	—	—	16	(69)	306
Net property, plant and equipment	2,407	182	(15)	(171)	16	—	2,419

(1)	Certain land sites linked to concession contracts and without provision for reimbursement are amortized in accordance with the period of the concession.
(2)	Reversal of a provision previously recognized for impairment of works in progress assets with expectation of partial or total cancellation, due to the Company’s withdrawn of a previously agreed consortium

	2019	Additions	Disposals (3)	Depreciation	Transfers / capitalizations (2)	2020
In service
Land (1)	229	—	(1)	(4)	—	224
Reservoirs, dams and watercourses	1,080	—	—	(80)	20	1,020
Buildings, works and improvements	274	—	—	(18)	8	264
Machinery and equipment	729	20	(2)	(79)	49	717
Vehicles	2	—	—	—	—	2
Furniture and utensils	3	—	—	—	—	3
	2,317	20	(3)	(181)	77	2,230
In progress	133	112	11	—	(79)	177
Net property, plant and equipment	2,450	132	8	(181)	(2)	2,407

(1)	Certain land sites linked to concession contracts and without provision for reimbursement are amortized in accordance with the period of the concession.
(2)	Balances of R$2 were transferred to Intangible assets from PP&E.
(3)	Includes the impairment loss recognized for assets in progress.

	2018	Additions	Disposals	Depreciation	Transfers / capitalizations (2)	2019
In service
Land (1)	215	—	—	(3)	17	229
Reservoirs, dams and watercourses	1,150	—	(4)	(80)	14	1,080
Buildings, works and improvements	314	—	(5)	(19)	(16)	274
Machinery and equipment	854	—	(81)	(78)	34	729
Vehicles	5	—	—	(3)	—	2
Furniture and utensils	4	—	(1)	—	—	3
	2,542		(91)	(183)	49	2,317
In progress	120	70	(12)	—	(45)	133
Net property, plant and equipment	2,662	70	(103)	(183)	4	2,450

(1)	Certain land sites linked to concession contracts and without provision for reimbursement are amortized in accordance with the period of the concession.
(2)	Balances of R$4 were transferred between Intangible assets, concession contract assets and PP&E.

Depreciation rates, which take into consideration the expected useful life of the assets, are revised annually by Management and are as follows:

Generation	(%)	Administration	(%)
Reservoirs, dams and watercourses	2	Software	20
Buildings — Machine room	2	Vehicles	14.29
Buildings — Other	3.33	IT equipment in general	16.67
Generator	3.33	General equipment	6.25
Water turbine	2.5	Buildings — Other	3.33
Pressure tunnel	3.13
Command station, panel and cubicle	3.57
Floodgate	3.33

The average annual depreciation rate for the year 2021 is 3.33% (3.14% in 2020 and 3.13% in 2019). The segregation by activity is as follows:

Hydroelectric Generation	Wind Power Generation	Administration
3.14%	5.20%	6.35%

The Company has not identified any evidence of impairment of its Property, plant and equipment assets. The generation concession contracts provide that at the end of each concession the grantor must determine the amount to be indemnified to the Company for the residual value. Management believes that the amount ultimately received will be higher than the historical residual value.

The residual value of the assets is the residual balance of the assets at the end of the concession contract which will be transferred to the grantor at the end of the concession contract and for which Cemig is entitled to receive in cash. For contracts under which Cemig does not have a right to receive such amounts or there is uncertainty related to collection of the amounts, such as in the case of thermal generation and hydroelectric generation as an independent power producer, no residual value is recognized, and the depreciation rates are adjusted so that all the assets are depreciated within the concession term.

Consortium

The Company is a partner in an energy generation consortium for the Queimado plant, for which no separate company with independent legal existence was formed to manage the object of the concession. The Company’s portion in the consortium is recorded and controlled individually in the respective categories of PP&E and Intangible assets.

	Stake in power output (%)	Average annual depreciation rate (%)	2021	2020
In service
Queimado Power Plant	82.50	3.94	220	218
Accumulated depreciation			(127)	(117)
Total in service			93	101

In progress
Queimado Power Plant	82.50	—	—	2
Total in progress			—	2
Total			93	103